Depreciation and amortization (Tables)	12 Months Ended
Mar. 31, 2023
Schedule of depreciation and amortization
	March 31,
	2021	2022	2023
Depreciation	33,893	14,752	14,307
Amortization	627,651	230,758	119,196
Depreciation on right of use assets	87,936	62,643	56,649
Total	749,480	308,153	190,152